Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 1,404,426	$ 1,434,194
Property, plant and equipment - net	185,349	193,723
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,452,334	3,469,212
Accumulated depreciation	(2,047,908)	(2,035,018)
Systems, equipment and other assets related to contracts, net	1,404,426	1,434,194
Borrowing costs capitalized	$ 1,100	$ 4,200
Rate used to determine amount of borrowing costs eligible for capitalization	5.30%	5.80%
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 303	$ 547
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	157,611	151,962
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,014,733	2,969,848
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	205,305	197,610
Systems & Equipment, net | Contracts in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	74,382	149,245
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
PPE, net
Fixed assets
Property, plant and equipment, gross	342,482	335,166
Accumulated depreciation	(157,133)	(141,443)
Property, plant and equipment - net	185,349	193,723
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	2,462	2,542
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	69,799	70,389
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	257,444	241,632
PPE, net | Contracts in progress
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 12,777	$ 20,603